Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Federal
Current					$ 0	$ 0	$ 0
Deferred					101,000	217,000	0
State and Local
Current					144,000	110,000	0
Deferred					598,000	60,000	0
Change in valuation allowance					11,707,000	6,871,000	2,986,000
Income tax provision	$ 211,000	$ 241,000	$ 336,000	$ 416,000	843,000	387,000	$ 0
Capitol Investment Corp. V
Federal
Current					0	0
Deferred					(30,431)	(791)
State and Local
Current					0	0
Deferred					(8,667)	0
Change in valuation allowance					39,098	791
Income tax provision	$ 0	$ 0	$ 0	$ 0	0	$ 0
Federal and state net operating loss					$ 160,318